Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets measured at fair value	$ 27,940
Total liabilities measured at fair value	6,919
Forward contract [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total liabilities measured at fair value	453
Warrant liability [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total liabilities measured at fair value	6,466
Money market funds [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets measured at fair value	21,097
Corporate debt and asset backed securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets measured at fair value	6,843
Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets measured at fair value	21,097
Level 1 [Member] | Money market funds [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets measured at fair value	21,097
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets measured at fair value	6,843
Level 2 [Member] | Corporate debt and asset backed securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets measured at fair value	6,843
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total liabilities measured at fair value	6,919
Level 3 [Member] | Forward contract [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total liabilities measured at fair value	453
Level 3 [Member] | Warrant liability [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total liabilities measured at fair value	$ 6,466